Goodwill and Intangible Assets, Net	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible assets, net

7. Goodwill and Intangible assets, net

During the six months ended June 30, 2025, our business combinations generated $6.2 million of goodwill which was primarily attributable to expected synergies and potential monetization opportunities, see Note 4 for more information.

The following table sets forth the major categories of the intangible assets at June 30, 2025:

	June 30, 2025	December 31, 2024
In-development intangible asset, net	7,774,628	6,655,623
Software	$1,383,773	$1,014,967
Less—Accumulated amortization for Software	(1,303,193)	(920,412)
Software, net	80,580	94,555
Technology intellectual property	19,661,728	—
Less—Accumulated amortization for Technology intellectual property	(517,971)	—
Technology intellectual property, net	19,143,757	—
Customer contracts and related relationships	17,084,072	—
Less—Accumulated amortization for Customer contracts and related relationships	(848,557)	—
Customer contracts and related relationships, net	16,235,515	—
Patents and trademarks	3,736,122	—
Less—Accumulated amortization for Patents and trademarks	(344,090)	—
Patents and trademarks, net	3,392,032	—
Recruitment database	491,970	—
Less—Accumulated amortization for Recruitment database	(13,666)	—
Recruitment database, net	478,304	—
Intangible assets, net	$47,104,816	$6,750,178

Amortization expense for software for the six months ended June 30, 2025 and 2024 was $1,447,455 and $98,940 respectively. The Company has not commenced amortizing the in-development intangible asset as it not yet ready for its intended use.

As of June 30, 2025, expected total amortization expense for intangible assets over their remaining lives are as follows:

2025	$3,000,240
2026	5,976,010
2027	5,888,411
2028	5,792,750
2029	5,724,421
Thereafter	12,948,356
$39,330,188